PROPERTY, PLANT & EQUIPMENT - Narrative (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 66.7	$ 47.1	$ 43.1